BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Recapitalization
The following table reconciles the elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statement of Stockholders’ Equity for the year ended December 31, 2021 (in thousands):

Cash contributions from Business Combination and PIPE Financing, net of redemptions	$258,730
Less: transaction costs paid by ESS	(7,895)
Net cash contributions from Business Combination and PIPE Financing	250,835
Less: non-cash fair value of Public and Private Common Stock Warrants	(11,833)
Less: non-cash fair value of Earnout Shares and Warrants	(110,010)
Less: liabilities assumed from STWO	(75)
Net Business Combination and PIPE Financing	$128,917
The number of shares of common stock issued immediately following the consummation of the Business Combination:

Class A Common Stock, outstanding prior to Business Combination	25,000,000
Class B Common Stock outstanding prior to Business Combination	6,250,000
Less: redemption of STWO shares	(20,754,719)
Common Stock of STWO	10,495,281
ESS Common Stock issued upon exercise of C-2 Right and Warrant	29,153,806
Shares issued in PIPE Financing	25,000,000
Business Combination and PIPE Financing shares - Common Stock	64,649,087
Legacy ESS Convertible Preferred Stock converted to ESS Common Stock	57,104,322
Legacy ESS Common Stock converted to ESS Common Stock	13,442,198
Total shares of Common Stock immediately after Business Combination	135,195,607